Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2014
Loans and Allowance for Loan Losses [Abstract]
Loans and Allowance for Loan Losses
(4) Loans and Allowance for Loan Losses

The following tables present the recorded investment in loans by loan class:

	December 31, 2014
(dollars in thousands)	New York and
	other states*	Florida	Total
Commercial:
Commercial real estate	$174,788	19,336	194,124
Other	29,200	58	29,258
Real estate mortgage - 1 to 4 family:
First mortgages	2,041,140	476,427	2,517,567
Home equity loans	51,713	5,942	57,655
Home equity lines of credit	308,764	43,370	352,134
Installment	6,774	820	7,594
Total loans, net	$2,612,379	545,953	3,158,332
Less: Allowance for loan losses			46,327
Net loans			$3,112,005

	December 31, 2013
(dollars in thousands)	New York and
	other states*	Florida	Total
Commercial:
Commercial real estate	$169,722	21,404	191,126
Other	32,323	32	32,355
Real estate mortgage - 1 to 4 family:
First mortgages	1,909,447	378,361	2,287,808
Home equity loans	47,494	3,642	51,136
Home equity lines of credit	304,044	36,445	340,489
Installment	5,292	603	5,895
Total loans, net	$2,468,322	440,487	2,908,809
Less: Allowance for loan losses			47,714
Net loans			$2,861,095

* Includes New York, New Jersey, Vermont, and Massachusetts.

At December 31, 2014 and 2013, the Company had approximately $38.5 million and $35.4 million of real estate construction loans. Of the $38.5 million in real estate construction loans at December 31, 2014, approximately $17.6 million are secured by first mortgages to residential borrowers while approximately $20.9 million were to commercial borrowers for residential construction projects. Of the $35.4 million in real estate construction loans at December 31, 2013, approximately $13.9 million were secured by first mortgages to residential borrowers with the remaining $21.5 million were to commercial borrowers for residential construction projects. The vast majority of construction loans are in the Company’s New York market.

At December 31, 2014 and 2013, loans to executive officers, directors, and to associates of such persons aggregated $9.4 million and $9.7 million, respectively. During 2014, approximately $3.9 million of new loans were made and repayments of loans totaled approximately $4.2 million. All loans are current according to their terms.

TrustCo lends in the geographic territory of its branch locations in New York, Florida, Massachusetts, New Jersey and Vermont. Although the loan portfolio is diversified, a portion of its debtors’ ability to repay depends significantly on the economic conditions prevailing in the respective geographic territory.

The following tables present the recorded investment in non-accrual loans by loan class:

	December 31, 2014
(dollars in thousands)	New York and
	other states	Florida	Total
Loans in non-accrual status:
Commercial:
Commercial real estate	$3,835	-	3,835
Real estate mortgage - 1 to 4 family:
First mortgages	23,643	2,488	26,131
Home equity loans	349	-	349
Home equity lines of credit	3,229	252	3,481
Installment	77	13	90
Total non-accrual loans	31,133	2,753	33,886
Restructured real estate mortgages - 1 to 4 family	125	-	125
Total nonperforming loans	$31,258	2,753	34,011

	December 31, 2013
(dollars in thousands)	New York and
	other states	Florida	Total
Loans in non-accrual status:
Commercial:
Commercial real estate	$6,620	-	6,620
Other	332	-	332
Real estate mortgage - 1 to 4 family:
First mortgages	26,713	4,781	31,494
Home equity loans	691	-	691
Home equity lines of credit	3,641	356	3,997
Installment	93	-	93
Total non-accrual loans	38,090	5,137	43,227
Restructured real estate mortgages - 1 to 4 family	166	-	166
Total nonperforming loans	$38,256	5,137	43,393

The following tables present the aging of the recorded investment in past due loans by loan class and by region as of December 31, 2014 and 2013:

New York and other states:
	December 31, 2014
(dollars in thousands)	30-59	60-89	90	+	Total
	Days	Days	Days		30+ days		Total
	Past Due	Past Due	Past Due		Past Due	Current	Loans

Commercial:
Commercial real estate	$618	52	2,627		3,297	171,491	174,788
Other	-	-	-		-	29,200	29,200
Real estate mortgage - 1 to 4 family:
First mortgages	3,340	3,874	16,782		23,996	2,017,144	2,041,140
Home equity loans	141	59	337		537	51,176	51,713
Home equity lines of credit	568	342	1,198		2,108	306,656	308,764
Installment	79	10	58		147	6,627	6,774

Total	$4,746	4,337	21,002		30,085	2,582,294	2,612,379

Florida:

(dollars in thousands)	30-59	60-89	90	+	Total
	Days	Days	Days		30+ days		Total
	Past Due	Past Due	Past Due		Past Due	Current	Loans

Commercial:
Commercial real estate	$-	-	-		-	19,336	19,336
Other	-	-	-		-	58	58
Real estate mortgage - 1 to 4 family:
First mortgages	801	283	1,225		2,309	474,118	476,427
Home equity loans	-	-	-		-	5,942	5,942
Home equity lines of credit	173	-	116		289	43,081	43,370
Installment	17	-	-		17	803	820

Total	$991	283	1,341		2,615	543,338	545,953

Total:

(dollars in thousands)	30-59	60-89	90	+	Total
	Days	Days	Days		30+ days		Total
	Past Due	Past Due	Past Due		Past Due	Current	Loans

Commercial:
Commercial real estate	$618	52	2,627		3,297	190,827	194,124
Other	-	-	-		-	29,258	29,258
Real estate mortgage - 1 to 4 family:
First mortgages	4,141	4,157	18,007		26,305	2,491,262	2,517,567
Home equity loans	141	59	337		537	57,118	57,655
Home equity lines of credit	741	342	1,314		2,397	349,737	352,134
Installment	96	10	58		164	7,430	7,594

Total	$5,737	4,620	22,343		32,700	3,125,632	3,158,332

New York and other states:
	December 31, 2013
(dollars in thousands)
	30-59 Days Past Due	60-89 Days Past Due	90+ Days Past Due	Total 30+ days Past Due	Current	Total Loans

Commercial:
Commercial real estate	$583	1,426	3,379	5,388	164,334	169,722
Other	209	-	123	332	31,991	32,323
Real estate mortgage - 1 to 4 family:
First mortgages	4,664	2,042	17,624	24,330	1,885,117	1,909,447
Home equity loans	46	18	552	616	46,878	47,494
Home equity lines of credit	1,014	331	1,897	3,242	300,802	304,044
Installment	85	12	77	174	5,118	5,292

Total	$6,601	3,829	23,652	34,082	2,434,240	2,468,322

Florida:

(dollars in thousands)	30-59	60-89	90	+	Total
	Days	Days	Days		30+ days		Total
	Past Due	Past Due	Past Due		Past Due	Current	Loans

Commercial:
Commercial real estate	$-	-	-		-	21,404	21,404
Other	-	-	-		-	32	32
Real estate mortgage - 1 to 4 family:
First mortgages	552	-	4,229		4,781	373,580	378,361
Home equity loans	-	-	-		-	3,642	3,642
Home equity lines of credit	109	-	247		356	36,089	36,445
Installment	-	2	-		2	601	603

Total	$661	2	4,476		5,139	435,348	440,487

Total:

(dollars in thousands)	30-59	60-89	90	+	Total
	Days	Days	Days		30+ days		Total
	Past Due	Past Due	Past Due		Past Due	Current	Loans

Commercial:
Commercial real estate	$583	1,426	3,379		5,388	185,738	191,126
Other	209	-	123		332	32,023	32,355
Real estate mortgage - 1 to 4 family:
First mortgages	5,216	2,042	21,853		29,111	2,258,697	2,287,808
Home equity loans	46	18	552		616	50,520	51,136
Home equity lines of credit	1,123	331	2,144		3,598	336,891	340,489
Installment	85	14	77		176	5,719	5,895

Total	$7,262	3,831	28,128		39,221	2,869,588	2,908,809

  At December 31, 2014 and 2013, there were no loans that are 90 days past due and still accruing interest. As a result, non-accrual loans includes all loans 90 days past due and greater as well as certain loans less than 90 days past due that were placed in non-accruing status for reasons other than delinquent status. There are no commitments to extend further credit on nonaccrual or restructured loans.

Activity in the allowance for loan losses by portfolio segment is summarized as follows:

(dollars in thousands)	For the year ended December 31, 2014
		Real Estate
		Mortgage-
	Commercial	1 to 4 Family	Installment	Total
Balance at beginning of period	$4,019	43,597	98	47,714
Loans charged off:
New York and other states*	397	5,485	201	6,083
Florida	613	835	13	1,461
Total loan chargeoffs	1,010	6,320	214	7,544

Recoveries of loans previously charged off:
New York and other states*	34	442	28	504
Florida	480	69	4	553
Total recoveries	514	511	32	1,057
Net loans charged off	496	5,809	182	6,487
Provision for loan losses	548	4,300	252	5,100
Balance at end of period	$4,071	42,088	168	46,327

(dollars in thousands)	For the year ended December 31, 2013
		Real Estate
		Mortgage-
	Commercial	1 to 4 Family	Installment	Total
Balance at beginning of period	$3,771	44,069	87	47,927
Loans charged off:
New York and other states*	1,072	6,572	68	7,712
Florida	100	1,020	6	1,126
Total loan chargeoffs	1,172	7,592	74	8,838

Recoveries of loans previously charged off:
New York and other states*	14	715	17	746
Florida	505	374	-	879
Total recoveries	519	1,089	17	1,625
Net loans charged off	653	6,503	57	7,213
Provision for loan losses	901	6,031	68	7,000
Balance at end of period	$4,019	43,597	98	47,714

(dollars in thousands)	For the year ended December 31, 2012
		Real Estate
		Mortgage-
	Commercial	1 to 4 Family	Installment	Total
Balance at beginning of period	$4,140	44,479	98	48,717
Loans charged off:
New York and other states*	1,307	6,919	128	8,354
Florida	1,192	3,920	13	5,125
Total loan chargeoffs	2,499	10,839	141	13,479

Recoveries of loans previously charged off:
New York and other states*	112	375	49	536
Florida	26	127	-	153
Total recoveries	138	502	49	689
Net loans charged off	2,361	10,337	92	12,790
Provision for loan losses	1,992	9,927	81	12,000
Balance at end of period	$3,771	44,069	87	47,927

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2014 and 2013:

	December 31, 2014
(dollars in thousands)		1-to-4 Family
	Commercial Loans	Residential Real Estate	Installment Loans	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	-	-	-
Collectively evaluated for impairment	4,071	42,088	168	46,327

Total ending allowance balance	$4,071	42,088	168	46,327

Loans:
Individually evaluated for impairment	$4,129	22,406	-	26,535
Collectively evaluated for impairment	219,253	2,904,950	7,594	3,131,797

Total ending loans balance	$223,382	2,927,356	7,594	3,158,332

	December 31, 2013
(dollars in thousands)		1-to-4 Family
	Commercial Loans	Residential Real Estate	Installment Loans	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	-	-	-
Collectively evaluated for impairment	4,019	43,597	98	47,714

Total ending allowance balance	$4,019	43,597	98	47,714

Loans:
Individually evaluated for impairment	$8,082	21,258	-	29,340
Collectively evaluated for impairment	215,399	2,658,175	5,895	2,879,469

Total ending loans balance	$223,481	2,679,433	5,895	2,908,809

The Company has identified nonaccrual commercial and commercial real estate loans, as well as all loans restructured under a troubled debt restructuring (TDR), as impaired loans. A loan is considered impaired when it is probable that the borrower will be unable to repay the loan according to the original contractual terms of the loan agreement or the loan is restructured in a TDR.

A loan for which the terms have been modified, and for which the borrower is experiencing financial difficulties, is considered a TDR and is classified as impaired. TDR’s at December 31, 2014 and 2013 are measured at the present value of estimated future cash flows using the loan’s effective rate at inception or the fair value of the underlying collateral if the loan is considered collateral dependent.

The following tables present impaired loans by loan class as of December 31, 2014, 2013 and 2012:

New York and other states:
	December 31, 2014
(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$4,129	5,499	-	4,798
Other	-	-	-	61
Real estate mortgage - 1 to 4 family:
First mortgages	17,579	18,689	-	17,261
Home equity loans	366	410	-	454
Home equity lines of credit	2,492	2,778	-	2,578

Total	$24,566	27,376	-	25,152

Florida:

(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$-	-	-	577
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	1,289	1,380	-	1,422
Home equity loans	56	56	-	5
Home equity lines of credit	624	773	-	581

Total	$1,969	2,209	-	2,585

Total:

(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$4,129	5,499	-	5,375
Other	-	-	-	61
Real estate mortgage - 1 to 4 family:
First mortgages	18,868	20,069	-	18,683
Home equity loans	422	466	-	459
Home equity lines of credit	3,116	3,551	-	3,159

Total	$26,535	29,585	-	27,737

New York and other states:
	December 31, 2013
(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$6,620	8,039	-	6,013
Other	332	332	-	165
Real estate mortgage - 1 to 4 family:
First mortgages	16,257	17,353	-	14,706
Home equity loans	561	614	-	636
Home equity lines of credit	2,528	2,825	-	2,051

Total	$26,298	29,163	-	23,571

Florida:

(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$1,130	1,130	-	1,401
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	1,630	1,922	-	1,611
Home equity lines of credit	282	380	-	100

Total	$3,042	3,432	-	3,112

Total:

(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$7,750	9,169	-	7,414
Other	332	332	-	165
Real estate mortgage - 1 to 4 family:
First mortgages	17,887	19,275	-	16,317
Home equity loans	561	614	-	636
Home equity lines of credit	2,810	3,205	-	2,151

Total	$29,340	32,595	-	26,683

The Company has not committed to lend additional amounts to customers with outstanding loans that are classified as impaired. Interest income recognized on impaired loans was not material in 2014, 2013, and 2012.

In response to the OCC interpretation that was issued in the third quarter of 2012, regarding borrowers who have filed Chapter 7 bankruptcy and did not re-affirm their debt with the Company, the Company classified $10.1 million of previously performing 1-4 family real estate mortgage loans as troubled debt restructurings (“TDR’s”) as of September 30, 2012. Included in the $10.1 million, were $4.0 million of loans that were reclassified from performing status to non-accrual status due to a collateral deficiency of $804 thousand. The collateral deficiency was charged off during the third quarter of 2012.

Included in impaired loans as of December 31, 2014 and 2013 are approximately $9.9 million and $8.6 million, respectively, of 1 to 4 family residential real estate loans in accruing status that were identified as TDR’s in accordance with OCC guidance released in the third quarter of 2012.

Management evaluates impairment on impaired loans on a quarterly basis. If, during this evaluation, impairment of the loan is identified, a charge-off is taken at that time. As a result, as of December 31, 2014 and 2013, based upon management’s evaluation and due to the sufficiency of chargeoffs taken, none of the allowance for loan losses has been allocated to a specific impaired loan(s).

The following table presents modified loans by class that were determined to be TDR’s that occurred during the years ended December 31, 2014, 2013 and 2012:

	Year ended 12/31/2014			Year ended 12/31/2013			Year ended 12/31/2012
New York and other states*: (dollars in thousands)	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Commercial:
Commercial real estate	1	$294	294	1	$507	507	2	$138	138
Real estate mortgage - 1 to 4 family:
First mortgages	41	5,585	5,585	50	5,852	5,852	95	10,636	10,636
Home equity loans	4	77	77	7	120	120	16	488	488
Home equity lines of credit	3	194	194	13	1,061	1,061	30	1,633	1,633

Total	49	$6,150	6,150	71	$7,540	7,540	143	$12,895	12,895

Florida:
(dollars in thousands)	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Real estate mortgage - 1 to 4 family:
First mortgages	7	676	676	8	1,149	1,149	12	1,265	1,265
Home equity loans	1	56	56	-	-	-	-	-	-
Home equity lines of credit	3	368	368	3	282	282	2	48	48

Total	11	$1,100	1,100	11	$1,431	1,431	14	$1,313	1,313

The addition of these TDR’s did not have a significant impact on the allowance for loan losses. As previously noted, included in loans modified and classified as TDR’s during the year ended December 31, 2012 are approximately $10.6 million of 1 to 4 family residential real estate loans that were determined to be TDR’s in accordance with OCC guidance released in the third quarter of 2012.

The following table presents loans by class modified as TDR’s that occurred during the years ended December 31, 2014, 2013 and 2012 for which there was a payment default during the same period:

	Year ended 12/31/2014		Year ended 12/31/2013		Year ended 12/31/2012
New York and other states*:	Number of	Recorded	Number of	Recorded	Number of	Recorded
(dollars in thousands)	Contracts	Investment	Contracts	Investment	Contracts	Investment

Real estate mortgage - 1 to 4 family:
First mortgages	7	355	5	440	22	2,265
Home equity loans	-	-	1	44	2	13
Home equity lines of credit	1	35	1	56	5	209

Total	8	$390	7	$540	29	$2,487

Florida:
	Number of	Recorded	Number of	Recorded	Number of	Recorded
(dollars in thousands)	Contracts	Investment	Contracts	Investment	Contracts	Investment

Real estate mortgage - 1 to 4 family:
First mortgages	1	$60	-	$-	6	$605
Home equity lines of credit	1	279	-	-	1	47

Total	2	$339	-	$-	7	$652

In situations where the Bank considers a loan modification, management determines whether the borrower is experiencing financial difficulty by performing an evaluation of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the Company’s underwriting policy. Generally, the modification of the terms of loans was the result of the borrower filing for bankruptcy protection. Chapter 13 bankruptcies generally include the deferral of all past due amounts for a period of generally 60 months in accordance with the bankruptcy court order. In the case of Chapter 7 bankruptcies, as previously noted, even though there is no modification of terms, the borrowers’ debt to the Company was discharged and they did not reaffirm the debt.

A loan is considered to be in payment default once it is 90 days contractually past due under the modified terms. In situations involving a borrower filing for Chapter 13 bankruptcy protection, however, a loan is considered to be in payment default once it is 30 days contractually past due, consistent with the treatment by the bankruptcy court.

The TDR’s that subsequently defaulted described above did not have a material impact on the allowance for loan losses as the underlying collateral was evaluated at the time these loans were identified as TDR’s, and a charge-off was taken at that time, if necessary. Collateral values on these loans, as well as all nonaccrual loans, are reviewed for collateral sufficiency on a quarterly basis.

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. On at least an annual basis, the Company’s loan grading process analyzes non-homogeneous loans over $150 thousand, such as commercial and commercial real estate loans, individually by grading the loans based on credit risk. In addition, the Company’s internal loan review department reviews non-homogeneous loans over $250 thousand by testing the loan grades assigned through the Company’s grading process. The Company uses the following definitions for classified loans:

Special Mention: Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the Company’s credit position at some future date.

Substandard: Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful: Loans classified as doubtful have all the weaknesses inherent in those loans classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable. All doubtful loans are considered impaired.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans.

As of December 31, 2014 and 2013, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

	December 31, 2014
New York and other states:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$162,589	12,199	174,788
Other	28,677	523	29,200

	$191,266	12,722	203,988

Florida:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$19,336	-	19,336
Other	58	-	58

	$19,394	-	19,394

Total:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$181,925	12,199	194,124
Other	28,735	523	29,258

	$210,660	12,722	223,382

	December 31, 2013
New York and other states:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$159,024	10,698	169,722
Other	31,691	632	32,323

	$190,715	11,330	202,045

Florida:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$20,274	1,130	21,404
Other	32	-	32

	$20,306	1,130	21,436

Total:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$179,298	11,828	191,126
Other	31,723	632	32,355

	$211,021	12,460	223,481

Included in classified loans in the above tables are impaired loans of $4.1 million and $8.1 million at December 31, 2014 and 2013, respectively.

For homogeneous loan pools, such as residential mortgages, home equity lines of credit, and installment loans, the Company uses payment status to identify the credit risk in these loan portfolios. Payment status is reviewed on a daily basis by the Bank’s collection area and on a monthly basis with respect to determining the adequacy of the allowance for loan losses. The payment status of these homogeneous pools at December 31, 2014 and 2013 is included in the aging of the recorded investment of past due loans table. In addition, the total nonperforming portion of these homogeneous loan pools at December 31, 2014 and 2013 is presented in the recorded investment in non-accrual loans table.